Product Warranty	12 Months Ended
Mar. 03, 2012
Commitments and Contingencies/Product Warranty [Abstract]
Product Warranty
12.	PRODUCT WARRANTY

The Company estimates its warranty costs at the time of revenue recognition based on historical warranty claims experience and records the expense in cost of sales. The warranty accrual balance is reviewed quarterly to establish that it materially reflects the remaining obligation based on the anticipated future expenditures over the balance of the obligation period. Adjustments are made when the actual warranty claim experience differs from estimates.

The change in the Company’s warranty expense and actual warranty experience from February 28, 2009 to March 3, 2012 as well as the accrued warranty obligations as at March 3, 2012 are set forth in the following table:

Accrued warranty obligations as at February 28, 2009	$184

Actual warranty experience during fiscal 2010	(416)
Fiscal 2010 warranty provision	463
Adjustments for changes in estimate	21

Accrued warranty obligations as at February 27, 2010	252

Actual warranty experience during fiscal 2011	(657)
Fiscal 2011 warranty provision	806
Adjustments for changes in estimate	58

Accrued warranty obligations as at February 26, 2011	459

Actual warranty experience during fiscal 2012	(685)
Fiscal 2012 warranty provision	622
Adjustments for changes in estimate	12

Accrued warranty obligations as at March 3, 2012	$408